CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Profit Or Loss And Other Comprehensive Income [Abstract]
REVENUE	$ 89,792	$ 75,676	$ 57,264
Other income and gains	3,059	6,119	7,125
Research and development expenses	(313,346)	(232,160)	(161,943)
Administrative expenses	(46,939)	(23,147)	(6,752)
Selling and distribution expenses	(102,542)	(49,571)	(25,620)
Other expenses	(9,132)	(346)	(221)
Fair value loss of warrant liability	(6,200)
Fair value loss of convertible redeemable preferred shares		(79,984)
Finance costs	(900)	(4,209)	(223)
LOSS BEFORE TAX	(386,208)	(307,622)	(130,370)
Income tax (expense)/credit	(1)	4,145	(2,602)
LOSS FOR THE YEAR	(386,209)	(303,477)	(132,972)
Attributable to:
Ordinary equity holders of the parent	$ (386,209)	$ (303,477)	$ (132,972)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ (1.37)	$ (1.28)	$ (0.66)
Diluted	$ (1.37)	$ (1.28)	$ (0.66)
Exchange differences:
Exchange differences on translation of foreign operations	$ 10,620	$ (2,142)	$ 182
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	10,620	(2,142)	182
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	10,620	(2,142)	182
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(375,589)	(305,619)	(132,790)
Attributable to:
Ordinary equity holders of the parent	$ (375,589)	$ (305,619)	$ (132,790)